Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information

25. Segment Information

The Company operates exclusively in the research, development, manufacture, and commercialization of vaccines sector. The Company's business is considered as operating in one segment. The Company has determined its reportable operating segment based on the management approach, which considers the internal organization and reporting used by the Company's CODM to make decisions about allocating resources and assessing the Company's performance. The Company's Chief Executive Officer is the CODM and reviews consolidated net income (loss) in the consolidated results of operations when making decisions about resources allocation and assessing performance of the Company as a whole. The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets.

The table below summarizes the significant expense categories regularly reviewed by the CODM:

	For the year ended December 31,
	2025	2024	2023
Sales	$386,013	$361,374	$470,170
Cost of sales	124,032	140,688	146,853
Research and development expenses:
Pneumococcal Conjugate Vaccine	38,859	43,228	44,121
Bivalent Enterovirus Vaccine	19,995	13,722	6,659
Pentavalent DTaP-IPV/Hib Combination Vaccine	17,325	33,767	93,211
Rabies vaccine for human use	15,507	45,641	28,365
Group ACYW135 Meningococcal Conjugate Vaccine	13,522	21,647	29,174
Adsorbed Tetanus Vaccine	11,772	7,725	1,365
Others (a)	99,200	104,931	147,292
Selling, general and administrative expenses	332,979	420,922	598,250
Other segment income (expense) (b)	88,342	511,553	504,262
Net (loss) income	$(198,836)	$40,656	$(120,858)

(a) Includes research and development expenses on other product candidates at preliminary stage.

(b) Other segment income (expense) includes provision for credit losses, loss on disposal and impairment of property, plant and equipment, loss on impairment of intangible assets, loss on impairment of goodwill, government grants recognized in income, interest and financing expenses, interest income, share of losses from equity method investments, income tax benefit (expense), and other income, net.

The following table sets forth long-lived assets by geographic area. Long-lived assets consist of property, plant and equipment, prepaid land use rights, net, and operating lease right-of-use assets, excluding goodwill, intangible assets, deferred taxes and other assets.

	December 31,
	2025	2024
Long-lived Assets
Chinese Mainland	$766,684	$945,359
Outside Chinese Mainland	11,982	13,158
Total Long-lived Assets	$778,666	$958,517

The Company's revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2025	2024	2023
Sales
Chinese Mainland	$261,184	$297,003	$402,957
Outside Chinese Mainland	124,829	64,371	67,213
Total Sales	$386,013	$361,374	$470,170